Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets
16.	Intangible Assets

(1)	Intangible assets as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	6,210,882	(3,070,904)	—	3,139,978
Land usage rights		65,974	(55,463)	—	10,511
Industrial rights		163,983	(50,640)	(29,716)	83,627
Development costs		54,941	(44,304)	(1,647)	8,990
Facility usage rights		155,470	(124,443)	—	31,027
Customer relations		643,421	(18,330)	—	625,091
Club memberships(*1)		114,650	—	(34,175)	80,475
Brand		374,096	—	—	374,096
Other(*2)		4,256,377	(3,058,022)	(38,640)	1,159,715

	￦	12,039,794	(6,422,106)	(104,178)	5,513,510

(In millions of won)
	December 31, 2017
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	4,843,955	(2,667,015)	—	2,176,940
Land usage rights		65,841	(50,091)	—	15,750
Industrial rights		166,082	(54,735)	—	111,347
Development costs		140,460	(134,828)	(1,529)	4,103
Facility usage rights		153,438	(116,987)	—	36,451
Customer relations		20,796	(16,761)	—	4,035
Club memberships(*1)		108,382	—	(34,768)	73,614
Other(*2)		3,911,749	(2,733,485)	(13,539)	1,164,725

	￦	9,410,703	(5,773,902)	(49,836)	3,586,965

(*1)	Club memberships are classified as intangible assets with indefinite useful life and are not amortized.

(*2)

Other intangible assets primarily consist of computer software and usage rights to a research facility which the Group built and donated, and the Group is given rights-to-use for a definite number of years in return.

(2)	Details of the changes in intangible assets for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impair ment(*1)	Business combina tions(*2)	Ending balance
Frequency usage rights	￦	2,176,940	1,366,926	—	—	(403,888)	—	—	3,139,978
Land usage rights		15,750	2,918	(1,142)	406	(7,421)	—	—	10,511
Industrial rights		111,347	6,694	(1,598)	5,254	(7,418)	(30,748)	96	83,627
Development costs		4,103	4,250	—	(6)	(1,866)	(118)	2,627	8,990
Facility usage rights		36,451	2,223	(39)	101	(7,709)	—	—	31,027
Customer relations		4,035	213	—	149	(9,541)	—	630,235	625,091
Club memberships		73,614	6,719	(2,950)	(7)	—	(173)	3,272	80,475
Brand		—	—	—	—	—	—	374,096	374,096
Other		1,164,725	126,164	(9,181)	277,504	(395,072)	(29,242)	24,817	1,159,715

	￦	3,586,965	1,516,107	(14,910)	283,401	(832,915)	(60,281)	1,035,143	5,513,510

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦60,281 million as impairment loss for the year ended December 31, 2018.

(*2)

Includes assets from the Parent Company’s acquisitions of id Quantique SA, Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd. and ￦374,096 million of brand determined to have indefinite useful lives acquired from the acquisition of Life & Security Holdings is included in other.

(In millions of won)
	2017
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impair ment(*1)	Business combina- tions(*2)	Others	Ending balance
Frequency usage rights	￦	2,580,828	—	—	—	(403,888)	—	—	—	2,176,940
Land usage rights		20,834	3,689	(972)	200	(8,001)	—	—	—	15,750
Industrial rights		121,200	2,677	(28)	(5,635)	(6,870)	—	4	(1)	111,347
Development costs		4,871	3,813	(9)	(793)	(2,660)	(1,119)	—	—	4,103
Facility usage rights		41,788	2,805	(36)	129	(8,235)	—	—	—	36,451
Customer relations		6,652	1,054	—	—	(3,671)	—	—	—	4,035
Club memberships		74,039	5,023	(3,452)	122	—	(769)	—	(1,349)	73,614
Brand		—	—	—	—	—	—	—	—	—
Other		926,142	127,396	(19,698)	503,277	(369,546)	(16,605)	14,118	(359)	1,164,725

	￦	3,776,354	146,457	(24,195)	497,300	(802,871)	(18,493)	14,122	(1,709)	3,586,965

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦18,493 million as impairment loss for the year ended December 31, 2017.

(*2)	Includes intangible assets acquired as a result of IRIVER LIMITED’s purchase and merge of S.M. LIFE DESIGN COMPANY INC. and SM mobile communications Co., Ltd. during the year ended December 31, 2017.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Research and development costs expensed as incurred	￦	387,675	395,276	344,787

(4)	Details of frequency usage rights as of December 31, 2018 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	101,969	CDMA and LTE service	Jul. 2011	Jun. 2021
1.8GHz license		376,860	LTE service	Sept. 2013	Dec. 2021
2.6GHz license		971,350	LTE service	Sept. 2016	Dec. 2026
2.1GHz license		322,873	W-CDMA and LTE service	Dec. 2016	Dec. 2021
3.5GHz license(*)		1,164,243	5G service	—	Nov. 2028
28GHz license(*)		202,683	5G service	—	Nov. 2023

	￦	3,139,978

(*)

The Group participated in the frequency license allocation auction hosted by Ministry of Science and Information and Communication Technology (ICT) and was assigned the 3.5GHz and 28GHz bands of frequency licenses during the year ended December 31, 2018. The considerations payable for the bands of frequency are ￦1,218,500 million and ￦207,300 million, respectively. These bands of frequency were assigned in December 2018 and the annual payments in installment of the remaining balances will be made for the next ten and five years, respectively. The Group recognized these frequency licenses as intangible assets at the date of initial lump sum payment and starts amortization when the bands of frequency are in the condition necessary for them to be capable of operating in the manner intended by management.